Investments and fair value measurements - Summary of Fair Values of the Sponsor Earnout Shares Using a Monte Carlo Simulation Valuation Model (Details) - Sponsor Covered Shares	Dec. 31, 2021 $ / shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share price (in usd per share)	$ 5.08
Vesting Period
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, measurement input	10
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, measurement input	0.550
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, measurement input	0.0152
Expected term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, measurement input	9.6
Expected dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, measurement input	0
Annual change in control probability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, measurement input	0.020